Annual Total Returns - VIPEmergingMarketsPortfolio-InitialServiceService2PRO - VIPEmergingMarketsPortfolio-InitialServiceService2PRO - VIP Emerging Markets Portfolio - VIP Emerging Markets Portfolio - Initial Class
Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	3.85%
Annual Return 2014	1.38%
Annual Return 2015	(9.97%)
Annual Return 2016	3.24%
Annual Return 2017	47.40%
Annual Return 2018	(18.00%)
Annual Return 2019	29.46%
Annual Return 2020	31.27%
Annual Return 2021	(2.17%)
Annual Return 2022	(20.17%)